Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents and Restricted Cash [abstract]
Schedule Of Cash and Cash Equivalents and Restricted Cash

At December 31,	2017	2016
Cash and cash equivalents	$21,511	$10,338
Restricted cash	435	405
Restricted cash – non-current	468	535
Total	$22,414	$11,278